Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Other Current Assets
Prepaid insurance & rent		$ 276		$ 223
Other	41	389		605
SK Land Holdings Option	(500)	500	500
Total other current assets	$ 297	$ 1,165		$ 828